UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hamon U.S. Investment Advisors Limited
Address: 3510-3515 Jardine House Connaught Place Central Hong Kong

13F File Number:  28-13658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Edmond Wong
Title:     CFO
Phone:     852-2973-5315

Signature, Place, and Date of Signing:

      /s/  Edmond Wong     Hong Kong     10 Apr, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     9

Form13F Information Table Value Total:     $141,979 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

28-13658

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
LDK SOLAR CO LTD               SPONSORED ADR    50183L107    17784  1452906 SH       	SOLE               	 0        0  1452906
SPREADTRUM COMMUNICATIONS IN   ADR              849415203    41959  2261946 SH       	SOLE                     0        0  2261946
HOLLYSYS AUTOMATION TECHNOLO   SHS              G45667105     6681   502338 SH       	SOLE                	 0        0   502338
VISIONCHINA MEDIA INC          SPONSORED ADR    92833U103    20674  4774582 SH       	SOLE               	 0        0  4774582
FEIHE INTERNATIONAL INC        COM              31429Y103     8942  1038563 SH       	SOLE                	 0        0  1038563
ASIAINFO-LINKAGE               COM              04518A104    32999  1524210 SH          SOLE                     0        0  1524210
MINDRAY MEDICAL INTL ADR       SPONSORED ADR    602675100    10338   410226 SH          SOLE                     0        0   410226
RDA MICROELECTRONICS ADR       SPONSORED ADR    749394102      895    62500 SH          SOLE                     0        0    62500
CHINA VALVES TECHNOLOGY        COM NEW          169476207     1707   367985 SH          SOLE                     0        0   367985
